Long Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Long Term Debt [Abstract]
Long Term Debt

Note 5 — Long Term Debt

Long-term debt consisted of the following as of the dates presented:

	September 30, 2023	December 31, 2022
Total long-term debt	$7,733,271	$14,607,000
Less: Current portion	(7,733,271)	(13,200,000)
Noncurrent portion	$—	$1,407,000

Senior Convertible Notes

In October 2021, we entered into a Securities Purchase Agreement dated October 5, 2021 (“2021 SPA”) resulting in the issuance of the Senior Convertible Notes to two institutional investors in a private placement transaction. The Senior Convertible Notes were issued for an aggregate principal amount of $20.0 million for $18.0 million reflecting an original issue discount of 10 percent or $2.0 million. The net proceeds from the issuance of the Senior Convertible Notes were used to payoff and retire convertible notes that were issued in 2020 and fund acquisitions and continued investment in our technology infrastructure. The Senior Convertible Notes rank senior to all of our other and future indebtedness. The Senior Convertible Notes mature on October 4, 2024 and can be repaid in shares of Common Stock or cash. The Senior Convertible Notes are convertible into shares of Common Stock of Akerna at a conversion price of $4.75 per share effective October 4, 2022 which represents an adjustment, as required by the 2021 SPA, from $6.21 per share as a result of the offering of convertible preferred stock on that date. The Senior Convertible Notes are to be repaid in monthly installments.

In connection with the 2021 SPA and the Senior Convertible Notes, we and certain of our subsidiaries entered into an amended Security and Pledge Agreement (the “Security and Pledge Agreement”) with the lead investor, in its capacity as collateral agent (in such capacity, the “Collateral Agent”) for all holders of the Senior Convertible Notes. The Security and Pledge Agreement creates a first priority security interest in all of the personal property of the Company and certain of its subsidiaries of every kind and description, tangible or intangible, whether currently owned and existing or created or acquired in the future (the “Collateral”).

Upon the occurrence of an “Event of Default” under the Security and Pledge Agreement, the Collateral Agent will have certain rights under the Security and Pledge Agreement including taking control of the Collateral and, in certain circumstances, selling the Collateral to cover obligations owed to the holders of the Senior Convertible Notes pursuant to its terms. An “Event of Default” under the Security and Pledge Agreement means (i) any defined event of default under any one or more of the transaction documents (including the Senior Convertible Notes), in each instance, after giving effect to any notice, grace, or cure periods provided for in the applicable document, (ii) the failure by us to pay any amounts when due under the Senior Convertible Notes or any other transaction document, or (iii) the breach of any representation, warranty or covenant by the Company under the Security and Pledge Agreement.

In connection with the occurrence of an event of default, the holders of the Senior Convertible Notes will be entitled to convert all or any portion of the Senior Convertible Notes at an alternate conversion price equal to the lower of (i) the conversion price then in effect, or (ii) 80% of the lower of (x) the volume-weighted average price (“VWAP”) of the Common Stock as of the trading day immediately preceding the applicable date of determination, or (y) the quotient of (A) the sum of the VWAP of Common Stock for each of the two trading days with the lowest VWAP of the Common Stock during the ten consecutive trading day period ending and including the trading day immediately prior to the applicable date of determination, divided by (B) two, but not less than $10.80 per share.

In connection with the Exchange Agreements that were entered into in January 2023, the conversion price of the Senior Convertible Notes was lowered to $1.20 per share from $4.75 per share through June 14, 2023 at which time it was further reduced to $0.50 per share for a limited period due to the offering of common shares in connection with private placement transaction (see Note 9). During the nine months ended September 30, 2023, the holders of the Senior Convertible Notes converted a total of $3.0 million of principal for 4,394,251 shares of Common Stock at the lowered prices.

Method of Accounting and Activity During the Periods

Upon the date that they were issued, we made an irrevocable election to apply the fair value option to account for the Senior Convertible Notes. Disclosures, including the assumptions used to determine the fair value of the Senior Convertible Notes, are provided in Note 10.

During the nine months ended September 30, 2023, we made $7.9 million in principal payments on the Senior Convertible Notes, of which $4.9 million was settled in cash and the remaining $3.0 million was settled in Common Stock. During the nine months ended September 30, 2023, the fair value of the Senior Convertible Notes increased by $0.9 million. Of the adjustment, an increase of less than $0.1 million resulted from instrument-specific credit risk and was recognized as other comprehensive loss and accumulated in equity and an increase of $0.9 million was recognized in our consolidated statement of operations as a change in fair value of convertible notes. As of September 30, 2023, the fair value of the Senior Convertible Notes on our consolidated balance sheet was $7.6 million. During the nine months ended September 30, 2022, we made $5.4 million in principal payments on the Senior Convertible Notes, of which $1.5 million was settled in cash and the remaining $3.9 million was settled in Common Stock. During the nine months ended September 30, 2022, the fair value of the Senior Convertible Notes increased by $2.5 million. Of the adjustment, a decrease of $0.3 million resulted from instrument-specific credit risk and was recognized as other comprehensive income and accumulated in equity and an increase of $2.8 million was recognized in our consolidated statement of operations as a change in fair value of convertible notes.

Secured Note and Ancillary Agreements

On May 3, 2023, we received proceeds from a loan in the amount of $1.0 million from MJ Acquisition in connection with the Sale Transaction. Accordingly, we and MJ Acquisition entered into a $1.0 million secured promissory note (the “MJA Note”). The MJA Note bears simple interest at the rate of ten percent (10%) per annum from the date of issuance until repayment of the MJA Note which will be due and payable on April 28, 2024, or, upon completion of the Sale Transaction, in which case the MJA Note shall be deemed paid in full. Akerna’s obligations under the MJA Note have been secured pursuant to a Security and Pledge Agreement (the “Security Agreement”). The Security Agreement creates a security interest in all of the personal property of Akerna and certain of its subsidiaries. In addition, certain subsidiaries of Akerna entered into a guaranty agreement with MJ Acquisition (the “Guaranty Agreement”) under which they will guarantee the obligations of the Company under the Security Agreement and the MJA Note.

On September 28, 2023 Akerna, Akerna Exchange and MJA entered into a first amendment to the SPA (the “Amendment”) which amends certain of the terms of the SPA. Principally, the Amendment amends the “Outside Date” as defined therein from September 29, 2023 to December 31, 2023; amends the SPA to reduce the amount of cash to be paid at closing from $4 million to $2 million; amends the SPA to add to the items of business in relation to which Akerna will seek stockholder approval at a special meeting of the stockholders the issuance of shares of common stock of Akerna to MJA under the Amended and Restated Note; adds a new Section which provides that prior to closing under the SPA, MJA will work in good faith on a best efforts basis across multiple interested parties on behalf of and with the express approval of Akerna to secure for Akerna the highest purchase price possible for the shares of Ample. Akerna shall cause the proceeds from such sale to be included in the assets of MJF effective as of the closing. Notwithstanding the foregoing, in the event that the shares of Ample are sold to a third-party for a net purchase price above $700,000, Akerna shall be entitled to retain all net proceeds in excess of $700,000; provides that, within 3 business days of the Amendment, MJA will loan Akerna an additional $500,000 to fund Akerna’s working capital requirements; and provides that concurrently with the funding of the additional $500,000 loan to Akerna, Akerna will issue and amended and restated convertible secured promissory note (“Amended and Restated Note”) to MJA which amends and restates the Secured Promissory Note dated April 28, 2023 by and between Akerna and MJA (the “Original Note”) to (A) increase the principal amount of the Original Note from $1,000,000 to $1,500,000, (B) provide for the forfeiture by MJA of the accrued and unpaid interest at the consummation of the transaction under the SPA and (C) provide that contemporaneous with and immediately prior to the consummation of the transactions under the SPA provide that contemporaneous with and immediately prior to the consummation of the transactions under the SPA, the principal amount of the shall convert into such quantity of shares of common stock of the Company as equals (1) $1,500,000, multiplied by (2) the 5-day volume weighted average price of the common stock of the Company as quoted on The Nasdaq Capital Market for the 5 trading days immediately preceding the date of the consummation of the transactions under the SPA; provided however, that in no case shall Akerna be required to issue to MJA such number of shares of common stock as would in the aggregate with all shares issued pursuant to the SPA and/or held or controlled by MJA exceed 19.99% of the number of issued and outstanding shares of common stock of the Seller on the date hereof without first obtaining the approval of stockholders of Akerna as required pursuant to the rules of the Nasdaq Stock Exchange.

On October 11, 2023, Akerna issued an amended and restated convertible secured promissory note (“Amended and Restated Note”) to MJA which amends and restates the Secured Promissory Note dated April 28, 2023 by and between Akerna and MJA (the “Original Note”), whereby Akerna promises to pay to the order of MJA or its registered assigns the amount of $1,500,000. The Amended and Restated Note amended the Original Note to increase the principal amount of the Original Note from $1,000,000 to $1,500,000.

In connection to the MJA Note, the Security Agreement, and the Guaranty Agreement (collectively, “New Note Transaction Documents”) and solely to permit Akerna to issue the MJA Note and execute and perform its obligations under the New Note Transaction Documents and a Subordination Agreement (as defined below), each of the Holders of the Senior Convertible Notes issued pursuant to the 2021 SPA agreed to waive the prohibition on issuing indebtedness other than Permitted Indebtedness (as defined in the Senior Convertible Notes) pursuant to Section 14(b) of the Senior Convertible Notes and the prohibition permitting Liens (as defined in the Senior Convertible Notes) to exist other than Permitted Liens (as defined in the Senior Convertible Notes) pursuant to Section 14(c) of the Senior Convertible Notes and Section 5(g)(v) of the 2021 SPA (the “Waiver”). In connection to the New Note Transaction Documents, MJ Acquisition, Akerna, and HT Investments MA LLC (the “Senior Agent”, together with the Holders, the “Senior Creditors”), as collateral agent under the 2021 SPA, each on behalf of the respective Holders, entered into a subordination and intercreditor agreement (the “Subordination Agreement”), whereby the parties agreed that the payment of any and all obligations, liabilities and indebtedness of every nature of Akerna, its applicable subsidiary and/or affiliates from time to time owed to MJ Acquisition under the Subordinated Debt Documents (as defined in the Subordination Agreement) will be subordinate and subject in right and time of payment, to the prior payment in full of all obligations under the Senior Convertible Notes.

Pursuant to the Amended and Restated Note, Akerna’s obligations under the Amended and Restated Note are to be secured pursuant to an Amended and Restated Security and Pledge Agreement entered into by and among Akerna, MJA and the other parties thereto dated October 11, 2023 (the “Amended and Restated Security Agreement”). The Amended and Restated Security Agreement amends and restated the Security Agreement entered into by and among Akerna, MJA and other parties thereto dated April 28, 2023 (the “Original Security Agreement”) to reflect the entry into the Amended and Restated Note and change reference therein from the Original Note to the Amended and Restated Note.

Note 10 — Long Term Debt

Long-term debt consisted of the following:

	As of December 31,
	2022	2021
Senior Convertible Notes (at fair value)	$14,607,000	$17,305,000
Less: current maturities	(13,200,000)	(13,200,000)
Total long-term debt, less current portion	$1,407,000	$4,105,000

Senior Convertible Notes

On October 5, 2021, we entered into a securities purchase agreement (the “SPA”) resulting in the issuance of the Senior Convertible Notes to two institutional investors in a private placement transaction. The Senior Convertible Notes were issued for an aggregate principal amount of $20.0 million for $18.0 million reflecting an original issue discount of 10 percent or $2.0 million. The net proceeds from the issuance of the Senior Convertible Notes were used to payoff and retire convertible notes that were issued in 2020 (the “2020 Notes”) and fund our growth initiatives through acquisitions and continued investment in our technology infrastructure. The Senior Convertible Notes rank senior to all our other and future indebtedness. The Senior Convertible Notes mature on October 4, 2024 and can be repaid in shares of Common Stock or cash. The Senior Convertible Notes are convertible into shares of Common Stock of Akerna at a conversion price of $4.75 per share effective October 4, 2022 which represents an adjustment, as required by the SPA, from $6.21 per share as a result of the offering of convertible preferred stock on that date (see Note 13). The Senior Convertible Notes are to be repaid in monthly installments beginning on January 1, 2022 and later deferred to January 1, 2023 in connection with an amendment in June 2022 (see below).

In connection with the SPA and the Senior Convertible Notes, we and certain of our subsidiaries entered into an amended Security and Pledge Agreement (the “Security Agreement”) with the lead investor, in its capacity as collateral agent (in such capacity, the “Collateral Agent”) for all holders of the Senior Convertible Notes. The Security Agreement creates a first priority security interest in all of the personal property of the Company and certain of its subsidiaries of every kind and description, tangible or intangible, whether currently owned and existing or created or acquired in the future (the “Collateral”).

Upon the occurrence of an Event of Default under the Security Agreement, the Collateral Agent will have certain rights under the Security Agreement including taking control of the Collateral and, in certain circumstances, selling the Collateral to cover obligations owed to the holders of the Senior Convertible Notes pursuant to its terms. An Event of Default under the Security Agreement means (i) any defined event of default under any one or more of the transaction documents (including the Senior Convertible Notes), in each instance, after giving effect to any notice, grace, or other cure periods provided for in the applicable document, (ii) the failure by us to pay any amounts due under the Senior Convertible Notes or any other transaction document, or (iii) the breach of any representation, warranty or covenant by the Company under the Security Agreement.

In connection with the occurrence of an event of default, the holders of the Senior Convertible Notes will be entitled to convert all or any portion of the Senior Convertible Notes at an alternate conversion price equal to the lower of (i) the conversion price then in effect, or (ii) 80% of the lower of (x) the volume-weighted average price, or VWAP, of the Common Stock as of the trading day immediately preceding the applicable date of determination, or (y) the quotient of (A) the sum of the VWAP of the Common Stock for each of the two trading days with the lowest VWAP of the Common Stock during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable date of determination, divided by (B) two, but not less than $10.80.

On June 30, 2022, we and the holders of the Senior Convertible Notes entered into an amendment and waiver agreement (the “Convertible Notes Amendment”) that included provision such that (i) no amortization payments would be due and payable for any payments previously required to be made from July 1, 2022 through January 1, 2023, (ii) the holders of the Senior Convertible Notes will not accelerate any previously deferred installment amounts until January 1, 2023 and (iii) the terms of the SPA which would provide for reset of the conversion price of the Senior Convertible Notes as a result of the issuance of securities under the 2022 Unit Offering (see Note 13) and instead agreed to a reset of the conversion price equal to a per share price of 135 percent of the 2021 Unit Offering price, or $6.21 per share, which was subsequently reduced to $4.75 per share on October 4, 2022 as described above. Further, the Convertible Notes Amendment added covenants such that (a) we are subject to a daily cash test of having an available cash balance of at least $7.0 million, which amount shall be reduced by $1.0 million on each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject in all cases to a minimum of $5.0 million, and (b) we established and maintain the Restricted Accounts for each holder for an aggregate amount of $7.0 million with such amounts to be released from the Restricted Accounts only upon written consent of such holder, provided that $1.0 million will automatically release from the Restricted Accounts upon the occurrence of each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject to certain conditions. The Convertible Notes Amendment qualified as a troubled debt restructuring (“TDR”); however, there was no impact on the consolidated balance sheet or in the statement of operations as a result of the TDR as the Senior Convertible Notes are recorded at their fair value.

2020 Notes

We issued the 2020 Notes with a principal amount of $17.0 million at a purchase price of $15.0 million on June 9, 2020. The 2020 Notes were paid in full on October 5, 2021 with a portion of the proceeds from the Senior Convertible Notes.

Method of Accounting and Activity During the Periods

Upon the dates that they were issued, we made irrevocable elections to apply the fair value option to account for each of the Senior Convertible Notes and the 2020 Notes. Disclosures, including assumptions used to determine the fair values of these debt instruments, are provided in Note 15.

During the year ended December 31, 2022, we made $5.3 million in principal settlements on the Senior Convertible Notes, of which $1.4 million was settled in cash and the remaining $3.9 million was settled in Common Stock. We made no principal settlements on the Senior Convertible Notes during 2021. During the year ended December 31, 2022, the fair value of the Senior Convertible Notes increased by $2.9 million. Of the adjustment, a decrease of $0.2 million resulted from instrument-specific credit risk and was recognized as other comprehensive income and accumulated in stockholders’ equity (deficit) and an increase of $2.9 million was recognized in our consolidated statement of operations as a change in fair value of convertible notes. During the year ended December 31, 2021, the fair value of the Senior Convertible Notes decreased by $0.7 million. Of the adjustment, a decrease of less than $0.1 million resulted from instrument-specific credit risk and was recognized as other comprehensive income and accumulated in stockholders’ equity (deficit) and a decrease of $0.7 million was recognized in our consolidated statement of operations as a change in fair value of convertible notes. As of December 31, 2022 and 2021, the fair values of the Senior Convertible Notes on our consolidated balance sheet were $14.6 million and $17.3 million, respectively. During the year ended December 31, 2021, up until the date the 2020 Notes were paid in full, we made $15.2 million of principal settlements on the 2020, of which $5.1 million was settled in cash and the remaining $10.1 million was settled in Common Stock. During the year ended December 31, 2021, the fair value of the 2020 Notes increased by $2.0 million. Of the adjustment, a decrease of less than $0.1 million resulted from instrument-specific credit risk and was recognized as other comprehensive income and accumulated in stockholders’ equity (deficit) and an increase of $2.0 million was recognized in our consolidated statement of operations as a change in fair value of convertible notes. In October 2021, we recognized a gain on the extinguishment of debt in the amount of $0.2 million in connection with the payoff of the 2020 Notes.

Paycheck Protection Program Loan

On April 21, 2020, we issued a promissory note in the principal aggregate amount of $2.2 million (the “PPP Loan”) pursuant to the Paycheck Protection Program under the CARES Act. The PPP Loan had a two-year term bearing interest at a rate of 1% per annum with principal and interest payments to be paid monthly beginning seven months from the date of the PPP Loan. In August 2021, the Company submitted its application for forgiveness and on September 3, 2021, the loan was forgiven in full by the Small Business Administration. As a result, the Company recorded a gain on the forgiveness of the PPP loan in the amount of $2.2 million.

Maturities of Debt

Maturities of our debt as of December 31, 2022 are presented below.

Year ending December 31:
2023	$13,200,000
2024	1,462,727
Aggregate maturities due	14,662,727
Original issue discount	(2,000,000)
Cumulative unrealized change in fair value	1,944,273
Total debt outstanding at fair value	$14,607,000